PGIM AAA CLO ETF Investment Strategy - PGIM AAA CLO ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in U.S. dollar-denominated collateralized loan obligations (“CLOs”) that are, at the time of purchase, rated AAA (or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the subadviser to be of comparable quality. Up to 20% of the Fund's investable assets may be invested in CLOs that are rated below AAA but not less than A- by at least one NRSRO (or, if unrated, determined by the subadviser to be of comparable quality). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy. A CLO is a type of asset backed security supported by interest and principal payments generated from a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinated corporate loans, including loans that may be rated below investment grade or equivalent unrated loans and to a lesser extent, high yield bonds rated below investment grade. The Fund will invest predominantly in the senior tranches of CLOs which are the tranches in the CLO structure which ordinarily have the highest ratings, the lowest level of risk and the lowest yields. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The Fund will not invest more than 10% of its net assets in any single CLO. The Fund may invest in floating- and fixed-rate CLOs, but will not invest more than 10% of its net assets in fixed-rate CLOs. The Fund may purchase CLOs both in the primary and secondary markets. The Fund principally invests in CLOs rated AAA by at least one NRSRO, such as S&P Global Ratings (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody's Investors Service, Inc. (“Moody's”), or, if unrated, determined by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.The Fund may invest in the aggregate up to 25% of its investable assets non-U.S. dollar denominated instruments. The Fund may invest in derivative instruments, including futures, forwards, options, swaps, and options on swaps, to try to enhance return or to try to reduce (“hedge”) investment risks. The Fund may seek to limit its risk or enhance returns through derivatives designed to adjust the Fund’s exposure to interest rates, foreign currency, portfolio duration and specific securities or baskets of securities. In selecting investments for the Fund, the Fund’s subadviser will evaluate overall investment opportunities and risks among the types of investments the Fund may hold. The Fund may also buy when-issued securities and participate in delayed-delivery transactions. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.